Income and Expenses - Summary of Compensation and Employee Benefits (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis Of Income And Expense [Abstract]
Salaries and other employee benefits	₱ 19,931	₱ 19,777	₱ 18,598
Manpower rightsizing program, or MRP (Note 5)	3,296	1,703	1,747
Net pension benefit costs	1,018	1,855	1,610
Incentive plan (Note 26)	638	208	827
Total compensation and employee benefits	₱ 24,883	₱ 23,543	₱ 22,782